Leases	6 Months Ended
Apr. 30, 2026
Leases [Abstract]
LEASES

NOTE 14 — LEASES

As of April 30, 2026, the Company has entered into several operating leases for its self-operated stores, dormitories and offices. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	For the Six Months End
	April 30,
	2026	2025
Lease Cost
Operating lease cost	$52,027	$14,098

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$46,988	$13,422

As of April 30, 2026 and October 31, 2025, the weighted average lease term and discount rate are as follows:

	April 30, 2026	October 31, 2025
Weighted average remaining lease term – operating leases (in years)	2.05	2.47
Average discount rate – operating lease	3.21%	3.25%

As of April 30, 2026 and October 31, 2025, the supplemental balance sheet information related to leases are as follows:

	April 30, 2026	October 31, 2025
Operating leases
Right-of-use assets	$181,274	$180,243

Operating lease liabilities, current	$128,432	$104,254
Operating lease liabilities, non-current	57,899	$75,915
Total operating lease liabilities	$186,331	$180,169

The undiscounted future minimum lease payment schedule as follows:

For the years ending April 30,
Due and unpaid for 2025	12,304
Remainder of 2026	74,352
2027	76,837
2028	28,308
Total undiscounted lease payments	191,801
Less imputed interest	(5,470)
Total lease liabilities	186,331